INCOME TAXES	12 Months Ended
Mar. 31, 2019
INCOME TAXES
INCOME TAXES

16.  INCOME TAXES

Income (loss) from operations before income tax expense (benefit) for the years ended March 31, 2017, 2018 and 2019, consists of the following components:

	Thousands of Yen
	2017	2018	2019
Income (loss) from operations before income taxes:
Domestic	¥(638,940)	¥181,176	¥525,338
Foreign	(678,032)	(967,078)	(195,679)
Total	¥(1,316,972)	¥(785,902)	¥329,659
Income tax expense―current
Domestic	¥40,669	¥164,286	¥169,906
Foreign	121	(120,656)	35,177
Total	¥40,790	¥43,630	¥205,083
Income tax expense (benefit)―deferred
Domestic	¥(55,977)	¥(13,323)	¥(35,339)
Foreign	(442,922)	(132,164)	(68,453)
Total	¥(498,899)	¥(145,487)	¥(103,792)

For the years ended March 31, 2017, 2018 and 2019, income tax expense (benefit) attributable to operations were (¥458,109) thousand, (¥101,857) thousand and ¥101,291 thousand, respectively. Income tax expense (benefit) attributable to other comprehensive income for the three years ended March 31, 2019 were (¥15,694) thousand, ¥120,873 thousand and ¥1,686 thousand, respectively.

The tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances at March 31, 2018 and 2019 are as follows:

	Thousands of Yen
	2018		2019
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
	Asset	Liability	Asset	Liability
Impairment loss on investments in securities	¥38,130	¥—	¥38,130	¥—
Depreciation and amortization	36,450	38,205	27,235	59,851
Accrued municipal governments tax	15,335	—	9,915	—
Allowance for doubtful accounts	50,607	—	22,780	—
Accrued bonus	10,363		5,445
Accrued vacation	48,712		30,056
Other accrued expense	108,621	—	132,117	—
Asset retirement obligations	19,138	—	20,416	—
Operating loss carryforwards	418,928	—	489,212	—
Derivatives	1,167	—	—	1,910
Unrealized gain on equity securities	—	226,940	—	234,105
Share-based compensation expense	8,473	—	6,007	—
Intangible assets	—	346,363	—	341,193
Others	91,024	35,652	190,627	61,144
Total	846,948	647,160	971,940	698,203
Valuation allowance	(306,041)	—	(296,603)	—
Total	¥540,907	¥647,160	¥675,337	¥698,203

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in specific tax jurisdictions during the period in which these differences become deductible. Based on these factors, management believes it is more likely than not the Company will realize the benefits of these deductible differences, net of the existing valuation allowance as of March 31, 2018 and 2019.

As of March 31, 2018, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the U.S. subsidiaries, the Taiwan subsidiary and domestic subsidiaries. As of March 31, 2019, the valuation allowance for deferred tax assets related primarily to operating loss carryforwards of the U.S. subsidiaries and domestic subsidiaries. The allowances at such dates were provided at the amounts that were considered not more likely than not to be realized.

An analysis of the movement in the valuation allowance for deferred tax assets for the years ended March 31, 2017, 2018 and 2019 is as follows:

	Thousands of Yen
	2017	2018	2019
Balance at beginning of year	¥132,874	¥154,834	¥306,041
Additions	23,643	177,071	25,697
Deductions	(1,683)	(25,864)	(35,135)
Balance at end of year	¥154,834	¥306,041	¥296,603

As of March 31, 2019, the Taiwan subsidiary and domestic subsidiary had operating loss carryforwards of ¥184,279 thousand and ¥342,724 thousand, respectively. Also, the U.S. subsidiaries had operating loss carryforwards for federal income tax purposes of ¥1,229,169 thousand and for state income tax purposes of

¥1,444,816 thousand. In addition, ¥1,181,732 thousand of the operating loss carryforwards for federal income tax and ¥1,121,590 thousand of the operating loss carryforwards for state income tax purpose will be carried forward indefinitely. None of the operating loss carryforwards will expire within 5 years.

Income taxes imposed by the national, prefectural and municipal governments of Japan resulted in statutory tax rates of approximately 30.62 percent for the years ended March 31, 2017, 2018 and 2019.

Reconciliations between the amount of reported income tax expense (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Thousands of Yen
	2017	2018	2019
Amount computed using normal Japanese statutory tax rate	¥(403,257)	¥(240,643)	¥100,942
Increase (decrease) in taxes resulting from:
Change in valuation allowance	48,845	151,207	(9,438)
Change in statutory tax rate	—	(26,923)	—
Share-based compensation expense	(7,814)	(1,118)	15,321
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(104,407)	(21,041)	1,204
Research and development tax credit	(5,748)	(1,953)	(4,072)
Others-net	14,272	38,614	(2,666)
Income tax expense (benefit) as reported	¥(458,109)	¥(101,857)	¥101,291

The change in the valuation allowance for the year ended March 31, 2017 includes an increase of ¥50,528 thousand in the valuation allowance related to U.S. and domestic subsidiaries as of March 31, 2017 for the deferred tax assets arising from operating loss carryforwards incurred during the year ended March 31, 2017 and a decrease of ¥1,683 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan.

The change in the valuation allowance for the year ended March 31, 2018 includes an increase of ¥177,071 thousand in the valuation allowance related to U.S. and domestic subsidiaries as of March 31, 2018 for the deferred tax assets arising from operating loss carryforwards incurred during the year ended March 31, 2018 and a decrease of ¥25,864 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan.

The change in the valuation allowance for the year ended March 31, 2019 includes an increase of ¥25,696 thousand in the valuation allowance related to U.S. and domestic subsidiaries as of March 31, 2019 for the deferred tax assets arising from operating loss carryforwards incurred during the year ended March 31, 2019 and a decrease of ¥35,135 thousand in the valuation allowance for the deferred tax assets of the foreign subsidiary in Taiwan and domestic subsidiary.

The Act was enacted in the U.S. on December 22, 2017. Due to the Act, the federal corporate income tax rate in the U.S. is reduced from 35% to 21% from the fiscal year commencing on April 1, 2017. The adjustment to deferred tax assets and liabilities for the tax rate change was tax benefit of ¥26,923 thousand for the year ended March 31, 2018. The impacts related to other changes from the Act are not material.